Financial Assets - Composition of Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [abstract]
Fair value of derivatives financial instruments		€ 577
Non-current secured notes at FVTPL	€ 3,938	3,182
Other non-current financial assets	1,503	1,293
Other non-current financial assets	5,441	5,052
Fair value of derivatives financial instruments	711	3,633
Current financial assets - interests receivable	618
Other current financial assets		749
Other current financial assets	1,329	4,382
Other Financial Assets	€ 6,770	€ 9,434